Inventory	12 Months Ended
Dec. 31, 2016
Inventory Disclosure [Abstract]
Inventory Disclosure [Text Block]
3. Inventory

Inventory consisted of the following:

	December 31,
	2015	2016
Raw materials and work in progress	$287,971	$114,664
Finished goods and merchandise goods	3,847,653	3,862,672
	$4,135,624	$3,977,336

As of December 31, 2015 and 2016, a portion of finished goods and merchandise goods and certain raw materials and work in process inventory were in excess of the Group’s current requirements based on the recent level of sales. The Group recorded inventory write-downs of $3,954,771 and $470,069 for the years ended December 31, 2015 and 2016, respectively.